CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 31,503	$ 24,235
Short-term and restricted bank deposits	12,381	2,739
Short-term marketable securities and accrued interest	19,602	7,087
Trade receivables (net of allowance for doubtful accounts of $790 at December 31, 2017 and 2018)	22,279	22,059
Other receivables and prepaid expenses	5,885	4,693
Inventories	22,620	16,563
Total current assets	114,270	77,376
LONG-TERM ASSETS:
Long-term marketable securities	0	20,475
Long-term and restricted bank deposits	1,894	4,207
Deferred income tax assets	4,350	6,685
Severance pay funds	17,518	20,138
Total long-term assets	23,762	51,505
PROPERTY AND EQUIPMENT, NET	3,865	3,835
INTANGIBLE ASSETS, NET	1,253	2,000
GOODWILL	36,222	36,222
Total assets	179,372	170,938
CURRENT LIABILITIES:
Current maturities of long-term bank loans	2,487	2,519
Trade payables	6,188	5,639
Other payables and accrued expenses	22,541	20,786
Deferred revenues	23,727	16,417
Total current liabilities	54,943	45,361
LONG-TERM LIABILITIES:
Accrued severance pay	18,728	21,228
Long-term bank loans, net of current maturities	3,687	6,237
Deferred revenues and other liabilities	7,466	5,731
Total long-term liabilities	29,881	33,196
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2017 and 2018; Issued: 56,558,952 and 58,002,942 shares at December 31, 2017 and 2018, respectively; Outstanding: 29,443,000 and 29,091,176 shares at December 31, 2017 and 2018, respectively	92	93
Additional paid-in capital	256,980	248,176
Treasury stock at cost- 27,115,952 and 28,911,766 shares at December 31, 2017 and 2018, respectively	(129,792)	(115,476)
Accumulated other comprehensive loss	(276)	(44)
Accumulated deficit	(32,456)	(40,368)
Total shareholders' equity	94,548	92,381
Total liabilities and shareholders' equity	$ 179,372	$ 170,938